Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Jul. 31, 2021
Entity Registrant Name	American High-Income Municipal Bond Fund
Entity Central Index Key	0000925950
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	May 01, 2022
Document Effective Date	May 01, 2022
Prospectus Date	Oct. 01, 2021
American Funds Short-Term Tax-Exempt Bond Fund
Prospectus:
Document Period End Date	Jul. 31, 2021
Entity Registrant Name	American Funds Short-Term Tax-Exempt Bond Fund
Entity Central Index Key	0000845376
Prospectus Date	Oct. 01, 2021
American Funds Tax-Exempt Fund of New York
Prospectus:
Document Period End Date	Jul. 31, 2021
Entity Registrant Name	American Funds Tax-Exempt Fund of New York
Entity Central Index Key	0001496999
Prospectus Date	Oct. 01, 2021
American Funds Tax Exempt Series II CA
Prospectus:
Document Period End Date	Jul. 31, 2021
Entity Registrant Name	American Funds Tax Exempt Series II/CA
Entity Central Index Key	0000794389
Prospectus Date	Oct. 01, 2021
Limited Term Tax-Exempt Bond Fund of America
Prospectus:
Document Period End Date	Jul. 31, 2021
Entity Registrant Name	Limited Term Tax-Exempt Bond Fund Of America
Entity Central Index Key	0000909427
Prospectus Date	Oct. 01, 2021
LIMITED TERM TAX EXEMPT BOND FUND OF AMERICA | Class A | LIMITED TERM TAX EXEMPT BOND FUND OF AMERICA
Prospectus:
Trading Symbol	LTEBX
LIMITED TERM TAX EXEMPT BOND FUND OF AMERICA | Class C | LIMITED TERM TAX EXEMPT BOND FUND OF AMERICA
Prospectus:
Trading Symbol	LTXCX
LIMITED TERM TAX EXEMPT BOND FUND OF AMERICA | Class F-1 | LIMITED TERM TAX EXEMPT BOND FUND OF AMERICA
Prospectus:
Trading Symbol	LTXFX
LIMITED TERM TAX EXEMPT BOND FUND OF AMERICA | Class F-2 | LIMITED TERM TAX EXEMPT BOND FUND OF AMERICA
Prospectus:
Trading Symbol	LTEFX
LIMITED TERM TAX EXEMPT BOND FUND OF AMERICA | Class F-3 | LIMITED TERM TAX EXEMPT BOND FUND OF AMERICA
Prospectus:
Trading Symbol	FLTEX
LIMITED TERM TAX EXEMPT BOND FUND OF AMERICA | Class T | LIMITED TERM TAX EXEMPT BOND FUND OF AMERICA
Prospectus:
Trading Symbol	TLTTX
AMERICAN HIGH-INCOME MUNICIPAL BOND FUND | Class A | AMERICAN HIGH-INCOME MUNICIPAL BOND FUND
Prospectus:
Trading Symbol	AMHIX
AMERICAN HIGH-INCOME MUNICIPAL BOND FUND | Class C | AMERICAN HIGH-INCOME MUNICIPAL BOND FUND
Prospectus:
Trading Symbol	AHICX
AMERICAN HIGH-INCOME MUNICIPAL BOND FUND | Class F-1 | AMERICAN HIGH-INCOME MUNICIPAL BOND FUND
Prospectus:
Trading Symbol	ABHFX
AMERICAN HIGH-INCOME MUNICIPAL BOND FUND | Class F-2 | AMERICAN HIGH-INCOME MUNICIPAL BOND FUND
Prospectus:
Trading Symbol	AHMFX
AMERICAN HIGH-INCOME MUNICIPAL BOND FUND | Class F-3 | AMERICAN HIGH-INCOME MUNICIPAL BOND FUND
Prospectus:
Trading Symbol	HIMFX
AMERICAN HIGH-INCOME MUNICIPAL BOND FUND | Class T | AMERICAN HIGH-INCOME MUNICIPAL BOND FUND
Prospectus:
Trading Symbol	TAHHX
Tax-Exempt Fund of California | Class A | AMERICAN FUNDS TAX EXEMPT SERIES II / CA
Prospectus:
Trading Symbol	TAFTX
Tax-Exempt Fund of California | Class C | AMERICAN FUNDS TAX EXEMPT SERIES II / CA
Prospectus:
Trading Symbol	TECCX
Tax-Exempt Fund of California | Class F-1 | AMERICAN FUNDS TAX EXEMPT SERIES II / CA
Prospectus:
Trading Symbol	TECFX
Tax-Exempt Fund of California | Class F-2 | AMERICAN FUNDS TAX EXEMPT SERIES II / CA
Prospectus:
Trading Symbol	TEFEX
Tax-Exempt Fund of California | Class F-3 | AMERICAN FUNDS TAX EXEMPT SERIES II / CA
Prospectus:
Trading Symbol	EXCAX
Tax-Exempt Fund of California | Class T | AMERICAN FUNDS TAX EXEMPT SERIES II / CA
Prospectus:
Trading Symbol	TTCAX
AMERICAN FUNDS TAX-EXEMPT FUND OF NEW YORK | Class A | AMERICAN FUNDS TAX-EXEMPT FUND OF NEW YORK
Prospectus:
Trading Symbol	NYAAX
AMERICAN FUNDS TAX-EXEMPT FUND OF NEW YORK | Class C | AMERICAN FUNDS TAX-EXEMPT FUND OF NEW YORK
Prospectus:
Trading Symbol	NYACX
AMERICAN FUNDS TAX-EXEMPT FUND OF NEW YORK | Class F-1 | AMERICAN FUNDS TAX-EXEMPT FUND OF NEW YORK
Prospectus:
Trading Symbol	NYAEX
AMERICAN FUNDS TAX-EXEMPT FUND OF NEW YORK | Class F-2 | AMERICAN FUNDS TAX-EXEMPT FUND OF NEW YORK
Prospectus:
Trading Symbol	NYAFX
AMERICAN FUNDS TAX-EXEMPT FUND OF NEW YORK | Class F-3 | AMERICAN FUNDS TAX-EXEMPT FUND OF NEW YORK
Prospectus:
Trading Symbol	TFNYX
AMERICAN FUNDS TAX-EXEMPT FUND OF NEW YORK | Class T | AMERICAN FUNDS TAX-EXEMPT FUND OF NEW YORK
Prospectus:
Trading Symbol	TATEX
AMERICAN FUNDS SHORT-TERM TAX-EXEMPT BOND FUND | Class A | AMERICAN FUNDS SHORT-TERM TAX-EXEMPT BOND FUND
Prospectus:
Trading Symbol	ASTEX
AMERICAN FUNDS SHORT-TERM TAX-EXEMPT BOND FUND | Class F-1 | AMERICAN FUNDS SHORT-TERM TAX-EXEMPT BOND FUND
Prospectus:
Trading Symbol	FSTTX
AMERICAN FUNDS SHORT-TERM TAX-EXEMPT BOND FUND | Class F-2 | AMERICAN FUNDS SHORT-TERM TAX-EXEMPT BOND FUND
Prospectus:
Trading Symbol	ASTFX
AMERICAN FUNDS SHORT-TERM TAX-EXEMPT BOND FUND | Class F-3 | AMERICAN FUNDS SHORT-TERM TAX-EXEMPT BOND FUND
Prospectus:
Trading Symbol	SFTEX
AMERICAN FUNDS SHORT-TERM TAX-EXEMPT BOND FUND | Class T | AMERICAN FUNDS SHORT-TERM TAX-EXEMPT BOND FUND
Prospectus:
Trading Symbol	TAFSX